Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings		$ 1,040,656	$ 1,312,677
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,697,992	1,714,443
Assets		39,495	64,640
Liabilities		14,996	1,943
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	1,357,920	799,978
Assets	[1]	17,566	26,492
Liabilities	[1]	14,277	234
Gains/(Losses)	[1]	(22,969)	604
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		1,697,992	1,714,443
Assets		14,996	1,943
Liabilities		39,495	64,640
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[1]	1,357,920	799,978
Assets	[1]	14,277	234
Liabilities	[1]	18,066	26,992
Gains/(Losses)	[1]	22,969	(604)
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	[2]	900,000	1,150,000
Assets	[2]	1,628	6,519
Liabilities	[2]	7,276	5,705
Gains/(Losses)	[2]	(3,552)	(23,194)
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	[2],[3]	900,000	1,150,000
Gains/(Losses) related to term borrowings	[2],[4]	$ 3,429	$ 23,414

[1]	Gains/losses included in the All o ther expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.